Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$3,745	$4,349,892
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,725	3,298,885
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	380	429,696
Series A, 5.25%, 05/01/44	485	556,281

		8,634,754

Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB
Series A, 4.63%, 06/01/23	130	130,212
Series A, 5.00%, 06/01/46	2,790	2,835,086

		2,965,298

Arizona — 3.2%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,790	1,796,587
Series A, 5.00%, 12/15/39	250	276,445
Series B, 5.13%, 07/01/47	665	721,764
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	1,078,973
Series A, 5.25%, 07/01/47	1,765	1,946,760
Series A, 5.50%, 07/01/52	1,775	1,909,474
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	113,285
5.00%, 05/15/56	405	455,734
Industrial Development Authority of the City of Phoenix, RB(b)
Series A, 6.50%, 07/01/34	570	629,987
Series A, 6.75%, 07/01/44	1,000	1,097,660
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	625	678,892
5.00%, 07/01/45	1,425	1,529,325
Series A, 5.00%, 07/01/35	260	286,614
Industrial Development Authority of the County of Pima Refunding RB, 5.00%, 07/01/56(b)	480	493,358
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	915,504
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	465	487,952
5.50%, 10/01/51	465	486,464
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	2,398,127

		17,302,905

Arkansas(b) — 1.8%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	2,815	3,101,933
AMT, 4.75%, 09/01/49	6,090	6,864,343

		9,966,276

California — 3.6%
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	315	334,341
Series A, 6.00%, 08/01/44	665	705,053
Series A, 6.13%, 08/01/49	580	615,096

Security	Par (000)	Value

California (continued)
California Public Finance Authority RB, 6.25%, 07/01/54(b)	$1,780	$2,015,992
California School Finance Authority, RB 6.65%, 07/01/33	435	473,637
6.90%, 07/01/43	975	1,057,114
Series A, 6.40%, 07/01/48	1,570	1,772,232
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	703,633
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,654,323
City of San Jose California Hotel Tax Revenue, RB 6.50%, 05/01/36	900	912,654
6.50%, 05/01/42	2,220	2,250,969
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	610	636,694
Series A-2, 5.00%, 06/01/47	790	821,726
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	1,705	930,981
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/48	2,885	3,163,662
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/26	1,250	971,625
Series D, 0.00%, 08/01/43	1,500	493,980

		19,513,712

Colorado — 1.4%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	910	957,921
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,314,462
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	575	597,546
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	935	989,931
Karl’s Farm Metropolitan District No.2, GO, Series A, 5.63%, 12/01/50(b)	545	561,459
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	527,535
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,290,441
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	799,961
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	410	435,420

		7,474,676

Connecticut(b) — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	325	354,188
Series A, 5.00%, 01/01/55	435	464,580
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,390	1,396,519
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45	967	985,827
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	1,835	1,907,171

		5,108,285

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.6%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/15/46(d)	$15,400	$3,258,178

Florida — 9.4%
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,380	1,447,896
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,495	1,665,849
Capital Trust Agency, Inc., RB
Series A, 8.25%, 01/01/44	511	168,270
Series A, 8.25%, 01/01/49	1,096	361,046
Series A, 5.75%, 06/01/54(b)	940	995,253
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	245	279,361
AMT, 5.00%, 10/01/49	1,170	1,260,102
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(e)(f)	630	485,578
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/50	730	269,144
Series A-2, 0.00%, 10/01/51	875	309,916
Series A-2, 0.00%, 10/01/52	875	298,445
Series A-2, 0.00%, 10/01/53	2,325	761,879
Series A-2, 0.00%, 10/01/54	875	275,118
Florida Development Finance Corp., RB
Series A, 5.75%, 06/15/29	690	749,485
Series A, 6.00%, 06/15/34	835	906,868
Series A, 6.13%, 06/15/44	3,180	3,430,489
Series A, AMT, 5.00%, 08/01/29(a)(b)	1,550	1,613,163
Series B, AMT, 7.38%, 01/01/49(b)	2,475	2,400,007
Greeneway Improvement District, SAB, 5.13%, 05/01/43	1,715	1,773,413
Lakewood Ranch Stewardship District, Refunding SAB, 8.00%, 05/01/21(g)	1,485	1,514,061
Lakewood Ranch Stewardship District, SAB 4.00%, 05/01/21	54	53,928
4.25%, 05/01/26	135	140,963
4.75%, 05/01/29	565	635,964
4.95%, 05/01/29(b)	395	449,186
5.30%, 05/01/39	645	743,279
5.50%, 05/01/39(b)	400	466,712
5.13%, 05/01/46	810	860,171
5.45%, 05/01/48	1,150	1,317,889
5.65%, 05/01/48(b)	665	771,580
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	1,049,295
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(g)	4,550	4,765,761
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	876,535
Series B, 5.00%, 05/01/37	495	513,473
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	317,952
Series A-1, 4.25%, 05/01/51	530	544,077
Series A-2, 4.20%, 05/01/35	450	460,656
Series A-3, 4.75%, 05/01/40	600	600,150
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	545,330

Security	Par (000)	Value

Florida (continued)
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	$3,404	$2,894,481
Seminole County Industrial Development Authority, Refunding RB
5.50%, 11/15/49	1,235	1,207,941
5.75%, 11/15/54	985	986,606
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(c)	805	570,608
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	305	288,237
Tolomato Community Development District, SAB(e)(f)
3rd Series, 6.65%, 05/01/40	710	7
Series 2015-1, 6.61%, 05/01/40(c)	1,305	1,178,076
Series 2015-3, 6.61%, 05/01/40	875	9
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	484,902
5.50%, 05/01/49	1,105	1,235,556
Village Community Development District No.9, SAB
6.75%, 05/01/31	1,345	1,358,114
7.00%, 05/01/41	2,210	2,230,155
5.50%, 05/01/42	1,090	1,119,604
West Villages Improvement District, SAB
4.75%, 05/01/39	455	500,609
5.00%, 05/01/50	940	1,034,808

		51,167,957

Georgia — 1.4%
Clayton County Development Authority, Refunding RB, Series A, 8.75%, 06/01/29	3,141	3,157,811
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	560	782,370
Series A, 5.00%, 05/15/36	560	789,706
Series A, 5.00%, 05/15/37	615	876,929
Series A, 5.00%, 05/15/38	340	490,052
Series A, 5.00%, 05/15/49	1,130	1,756,223

		7,853,091

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	609,626

Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,020	1,074,907
Series C, 5.25%, 12/01/35	1,655	1,851,134
Series D, 5.00%, 12/01/46	2,155	2,388,786
Series H, 5.00%, 12/01/46	720	839,311
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	773,384
Series C, 5.00%, 12/01/25	725	859,248
Series D, 5.00%, 12/01/31	1,000	1,211,930
Series G, 5.00%, 12/01/44	2,150	2,497,612
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,521,677
Illinois Finance Authority, Refunding RB 6.60%, 07/01/24	560	571,043
6.00%, 02/01/34	365	385,582
6.13%, 02/01/45	860	898,287
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	2,370	2,748,418
Series A, 5.00%, 06/15/57	1,020	1,189,718

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/52(d)	$3,430	$1,207,223
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	20,700	6,727,914
State of Illinois, GO
5.50%, 05/01/30	530	683,292
5.50%, 05/01/39	1,055	1,333,731
Series A, 5.00%, 01/01/33	740	768,068
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,448	1,449,767

		30,981,032

Indiana — 1.9%
City of Anderson Indiana, RB, 5.38%, 01/01/40	580	599,163
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	905,512
AMT, 7.00%, 01/01/44	2,000	2,184,040
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	1,885	1,890,014
Indiana Finance Authority, RB
Series A, AMT, 6.75%, 05/01/39	1,060	1,312,428
Series A, AMT, 5.00%, 07/01/44	470	504,785
Series A, AMT, 5.00%, 07/01/48	1,555	1,669,790
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	1,230	1,276,174

		10,341,906

Iowa — 1.5%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	150	168,366
Series B, 5.25%, 12/01/50(a)	2,085	2,335,867
Iowa Tobacco Settlement Authority, Refunding RB, Series C, 5.38%, 06/01/38	4,900	4,959,437
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B, 5.60%, 06/01/34	795	804,652

		8,268,322

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 5.75%, 07/01/49	4,000	4,444,680

Louisiana — 2.4%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,380	2,135,764
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(b)	930	957,621
Louisiana Public Facilities Authority, RB, 6.75%, 05/01/21(g)	1,745	1,773,758
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	1,985,254
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	5,570	6,075,366

		12,927,763

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, 6.75%, 07/01/21(g)	2,955	3,042,764

Maryland — 1.1%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	1,970	2,252,025

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	$360	$429,354
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,431,551

		6,112,930

Michigan — 1.2%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	449,017
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(g)	2,785	2,986,690
City of Detroit Michigan, GO
5.00%, 04/01/34	285	337,164
5.00%, 04/01/35	285	336,180
5.00%, 04/01/36	200	235,368
5.00%, 04/01/37	320	375,581
5.00%, 04/01/38	145	169,751
Michigan Finance Authority, RB, Series C-2, AMT, Senior Lien, 5.00%, 07/01/22(g)	415	442,610
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,200	1,446,504

		6,778,865

Minnesota — 0.4%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,480	1,612,297
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB
Series A, 5.75%, 09/01/46	195	221,450
Series A, 6.00%, 09/01/51	290	332,105

		2,165,852

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	685	663,779
Series A, 4.75%, 11/15/47	760	691,402

		1,355,181

Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	315	369,483
5.00%, 07/01/45	395	457,635
5.00%, 07/01/51	420	481,992

		1,309,110

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	531,707
Series A, 4.25%, 08/15/46	595	595,434
Series A, 4.50%, 08/15/55	1,235	1,237,680
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	1,063,405
Series C, AMT, 4.88%, 11/01/42	485	511,001

		3,939,227

New Jersey — 4.7%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,065	1,142,638

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Casino Reinvestment Development Authority, Inc., Refunding RB (continued)
5.25%, 11/01/44	$770	$822,137
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,697,305
Series A, 5.00%, 07/01/32	165	168,147
Series A, 5.00%, 07/01/37	260	261,971
Series A, 5.25%, 11/01/54(b)	1,675	1,699,321
Series B, 5.00%, 06/15/43	2,245	2,718,134
AMT, 5.38%, 01/01/43	2,155	2,355,092
Series B, AMT, 6.50%, 04/01/31	2,065	2,216,654
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	527,080
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,140	1,318,649
Series AA, 5.00%, 06/15/50	675	839,234
Series S, 5.25%, 06/15/43	2,345	2,908,902
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	7,106,628

		25,781,892

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,970	3,169,049

New York — 6.4%
City of New York, RB, 3rd Series, 0.00%, 01/01/22(d)	90	76,713
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,916,155
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	2,104,669
Series C-1, 5.00%, 11/15/50	565	694,549
Series C-1, 5.25%, 11/15/55	840	1,049,093
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	5,200	5,284,032
Series A, 5.00%, 06/01/42	3,155	3,188,979
Series A, 5.00%, 06/01/45	1,185	1,197,762
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,655	2,858,824
Series A-2-B, 5.00%, 06/01/51	1,900	2,008,680
New York Liberty Development Corp., Refunding RB(b)
Series 1, Class 1, 5.00%, 11/15/44	6,205	6,733,666
Series 2, Class 2, 5.15%, 11/15/34	455	499,103
Series 2, Class 2, 5.38%, 11/15/40	1,080	1,188,216
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	395	490,847
AMT, 5.00%, 10/01/40	1,120	1,382,147
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,732,945
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,234	1,361,812

		34,768,192

North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(g)	2,420	2,434,714

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	8,485	9,890,370
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	948,369

Security	Par (000)	Value

Ohio (continued)
County of Hardin Ohio , Refunding RB 5.00%, 05/01/30	$240	$255,634
5.25%, 05/01/40	480	498,163
5.50%, 05/01/50	1,130	1,169,166
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	840	941,203
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	2,505,733

		16,208,638

Oklahoma — 1.4%
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/38	2,990	3,524,463
Series B, 5.25%, 08/15/43	2,690	3,193,191
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	802,860

		7,520,514

Oregon — 0.5%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,882,867
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	120	124,326
Series A, 5.00%, 06/15/39	565	567,559

		2,574,752

Pennsylvania — 1.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,221,213
Berks County Industrial Development Authority, Refunding RB, 5.00%, 11/01/47	1,560	1,709,120
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 01/01/50	1,135	1,154,216
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,765	1,887,191
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,879,944

		9,851,684

Puerto Rico — 13.6%
Children’s Trust Fund, RB(d)
Series A, 0.00%, 05/15/57	23,995	1,633,820
Series B, 0.00%, 05/15/57	65,085	3,452,759
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	850	860,327
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	145	118,727
Series A, 5.25%, 07/01/26	50	40,940
Series A, 5.13%, 07/01/31	515	421,686
Series A, 5.38%, 07/01/33	500	409,404
Series A, 6.00%, 07/01/38	750	621,640
Commonwealth of Puerto Rico, Refunding GO(e)(f)
5.00%, 07/01/18	90	68,750
Series A, 8.00%, 07/01/35	9,295	6,817,882
Series A, 5.50%, 07/01/39	1,265	972,250
Series A, 6.50%, 07/01/40	1,110	890,775
Series A, 5.00%, 07/01/41	2,230	1,661,925
Series B, 6.00%, 07/01/39	110	91,174
Series D, 5.75%, 07/01/41	165	128,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(b)
Series A, Senior Lien, 5.00%, 07/01/35	1,780	2,193,316

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(b) (continued)
Series A, Senior Lien, 5.00%, 07/01/47	$3,135	$3,745,447
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	170	179,168
Series A, Senior Lien, 5.13%, 07/01/37	200	211,606
Series A, Senior Lien, 5.75%, 07/01/37	1,290	1,374,456
Puerto Rico Electric Power Authority RB, Series WW, 5.50%, 07/01/20	1,595	1,161,125
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	660	564,309
Series A, 7.00%, 07/01/33(e)(f)	3,295	2,896,200
Series A, 6.75%, 07/01/36(e)(f)	1,140	1,002,024
Series A, 5.00%, 07/01/42(e)(f)	1,315	1,124,342
Series A, 7.00%, 07/01/43(e)(f)	375	329,613
Series A-3, 10.00%, 07/01/19(e)(f)	323	298,184
Series B-3, 10.00%, 07/01/19(e)(f)	323	298,184
Series C-1, 5.40%, 01/01/18(e)(f)	887	758,784
Series C-2, 5.40%, 07/01/18(e)(f)	888	758,907
Series C-4, 5.40%, 07/01/20(e)(f)	90	76,713
Series CCC, 5.25%, 07/01/26(e)(f)	260	222,303
Series CCC, 5.25%, 07/01/28(e)(f)	145	123,977
Series TT, 5.00%, 07/01/25(e)(f)	100	85,501
Series TT, 5.00%, 07/01/26(e)(f)	225	192,378
Series TT, 5.00%, 07/01/32(e)(f)	190	162,452
Series WW, 5.50%, 07/01/19(e)(f)	200	171,003
Series WW, 5.25%, 07/01/33(e)(f)	120	102,602
Series WW, 5.50%, 07/01/38(e)(f)	205	175,278
Series WW, 5.50%, 07/01/49(e)(f)	1,320	1,128,617
Series XX, 5.25%, 07/01/27(e)(f)	110	94,051
Series XX, 5.25%, 07/01/35	585	476,044
Series XX, 5.25%, 07/01/35(e)(f)	60	51,301
Series XX, 5.75%, 07/01/36(e)(f)	85	72,676
Series XX, 5.25%, 07/01/40(e)(f)	1,020	872,113
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/22	2,545	2,176,008
Series AAA, 5.25%, 07/01/29	95	81,226
Series UU, 1.00%, 07/01/19(a)	115	78,951
Series UU, 1.00%, 07/01/20(a)	495	386,100
Series UU, 0.86%, 07/01/31(a)	580	452,400
Series ZZ, 5.25%, 07/01/19	455	389,031
Series ZZ, 5.25%, 07/01/21	50	42,751
Series ZZ, 5.25%, 07/01/24	345	294,979
Series ZZ, 5.25%, 07/01/26	40	34,201
Series ZZ, 5.00%, 07/01/49	145	123,977
Puerto Rico Electric Power Authority, Refunding RB, BAB, 6.13%, 07/01/40	1,085	853,624
Puerto Rico Public Buildings Authority, Refunding RB(e)(f)
Series F, (GTD), 5.25%, 07/01/24	235	206,079
Series M-2, (GTD), 10.00%, 07/01/34	155	130,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,745,373
Series A-1, Restructured, 5.00%, 07/01/58	5,234	5,944,044
Series A-2, Restructured, 4.33%, 07/01/40	6,129	6,774,813
Series A-2, Restructured, 4.54%, 07/01/53	21	23,175
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,330,973

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.55%, 07/01/40	$2,402	$2,690,264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/24	1,570	1,486,853
Series A-1, Restructured, 0.00%, 07/01/29	1,079	924,315
Series A-1, Restructured, 0.00%, 07/01/31	686	540,397
Series A-1, Restructured, 0.00%, 07/01/33	337	245,703
Series A-1, Restructured, 0.00%, 07/01/46	12,738	4,028,392
Series A-1, Restructured, 0.00%, 07/01/51	6,509	1,478,910
Series B-1, Restructured, 0.00%, 07/01/46	883	279,143

		73,835,315

Rhode Island — 2.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,190	628,500
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	980	1,128,921
Series B, 4.50%, 06/01/45	5,055	5,372,049
Series B, 5.00%, 06/01/50	3,330	3,600,463

		10,729,933

South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	345	360,001

Tennessee — 0.4%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	925	923,011
Series A, 5.63%, 01/01/46	1,085	1,086,085

		2,009,096

Texas — 6.6%
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	708,770
Central Texas Regional Mobility Authority, Refunding RB, CAB(d)
0.00%, 01/01/28	1,000	910,520
0.00%, 01/01/29	2,000	1,767,560
0.00%, 01/01/30	1,170	1,000,116
0.00%, 01/01/33	3,690	2,854,547
0.00%, 01/01/34	4,000	2,990,320
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	291,895
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	730	770,617
Series A, AMT, 6.63%, 07/15/38	2,890	2,954,996
Series C, AMT, 5.00%, 07/15/27	1,615	1,885,642
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(g)	475	536,769
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	839,204
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 10.00%, 12/01/25(b)	1,140	1,139,521
New Hope Cultural Education Facilities Finance Corp., RB(g)
Series A, 5.88%, 04/01/23	1,210	1,359,363

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB(g) (continued)
Series A, 6.00%, 04/01/23	$1,845	$2,077,728
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A,
5.00%, 08/15/36(b)	1,085	1,093,257
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	337,328
Series A, 5.75%, 08/15/45	580	671,367
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	650	663,403
Series A, AMT, 4.00%, 01/01/50	1,400	1,450,386
Red River Health Facilities Development Corp., RB
5.13%, 01/01/41	900	910,413
7.25%, 12/15/42(e)(f)	2,895	1,915,234
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	918,405
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB(h)
5.00%, 12/15/30	545	727,428
5.00%, 12/15/32	490	673,211
Texas Transportation Commission, RB, CAB(d)
0.00%, 08/01/46	1,420	484,433
0.00%, 08/01/47	2,120	687,177
0.00%, 08/01/48	2,235	688,380
0.00%, 08/01/49	2,100	614,292
0.00%, 08/01/50	3,015	831,658
0.00%, 08/01/51	1,770	460,979
0.00%, 08/01/52	1,770	434,854
0.00%, 08/01/53	160	37,142

		35,686,915

Virginia — 2.4%
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	495	535,095
5.00%, 03/01/45	505	538,482
Mosaic District Community Development Authority, TA
Series A, 6.63%, 03/01/26	1,485	1,492,752
Series A, 6.88%, 03/01/36	1,300	1,307,046
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	320,700
Series A, 5.00%, 01/01/34	485	526,666
Series A, 5.00%, 01/01/49	955	1,021,860
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,395,714
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	4,440	4,779,482

		12,917,797

Washington — 0.5%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,523,554
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	315	341,025
6.00%, 01/01/45	850	918,842

		2,783,421

Wisconsin — 4.2%
Public Finance Authority, RB
5.00%, 06/15/39	175	207,531
5.00%, 06/15/41(b)	345	359,421

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
5.00%, 01/01/42(b)	$605	$630,997
6.85%, 11/01/46(b)	900	973,701
7.00%, 11/01/46(b)	570	620,890
5.00%, 06/15/49	530	616,390
5.63%, 06/15/49(b)	2,500	2,506,200
5.00%, 04/01/50(b)	115	131,519
5.00%, 06/15/53	355	411,768
5.00%, 06/15/55(b)	895	909,758
5.00%, 01/01/56(b)	1,470	1,505,883
Series A, 6.25%, 10/01/31(b)	605	700,808
Series A, 5.38%, 06/01/44(b)	555	549,683
Series A, 7.00%, 10/01/47(b)	605	699,767
Series A, 5.63%, 06/15/49(b)	2,950	2,967,877
Series A, 5.50%, 06/01/54(b)	680	663,544
Series A-1, 4.50%, 01/01/35(b)	1,225	1,258,847
Series A-1, 5.50%, 12/01/48(b)(e)(f)	20	6,578
Series A-1, 5.00%, 01/01/55(b)	2,640	2,738,815
Series B, 0.00%, 01/01/35(b)(d)	1,780	747,529
Series B, 0.00%, 01/01/60(b)(d)	35,940	2,390,369
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	470	504,573
5.00%, 11/01/54	785	830,569

		22,933,017

Total Municipal Bonds — 90.0% (Cost: $443,716,116)		489,087,320

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Illinois — 2.8%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	7,180	7,387,287
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	4	4,234
Series C, 4.00%, 02/15/41	1,495	1,687,956
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,994,691

		15,074,168

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,268	2,517,458

New York — 14.8%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	14,181	15,744,072
Hudson Yards Infrastructure Corp., RB(j) 5.75%, 02/15/21(g)	1,047	1,050,388
5.75%, 02/15/47	644	646,167
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,893	2,001,644
Series C-1A, 4.20%, 11/01/44	3,470	3,668,943
Series C-1A, 4.30%, 11/01/47	2,840	3,002,422
Series D-1B, 4.25%, 11/01/45	8,996	9,680,958
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(j)	8,610	8,764,205
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	18,104	18,888,234
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	6,600	6,867,211

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$ 1,444	$ 1,703,683
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,956	8,146,489

		80,164,416

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	3,121,430

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(g)	1,710	1,815,439

Texas — 0.4%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	2,271	2,371,574

Washington — 1.5%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/40	7,966	8,159,869

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,142	1,272,906

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.1% (Cost: $108,709,037)		114,497,260

Total Long-Term Investments — 111.1% (Cost: $552,425,153)		603,584,580

	Shares

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	7,113,986	7,115,409

Total Short-Term Securities — 1.3% (Cost: $7,115,409)		7,115,409

Total Investments — 112.4% (Cost: $559,540,562)		610,699,989

Other Assets Less Liabilities — 0.3%		1,590,231

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.7)%		(68,808,177)

Net Assets Applicable to Common Shares — 100.0%		$543,482,043

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $10,356,969.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,764,208	$4,351,452	(a)	$—	$(251)	$—	$7,115,409	7,113,986	$586	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$489,087,320	$—	$489,087,320
Municipal Bonds Transferred to Tender Option Bond Trusts	—	114,497,260	—	114,497,260
Short-Term Securities
Money Market Funds	7,115,409	—	—	7,115,409

	$7,115,409	$603,584,580	$—	$610,699,989

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $68,781,334 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

8